Consolidated Statements of Comprehensive Loss Statement - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Net loss	$ (5,779)	$ (4,281)
Other Comprehensive Income
Foreign currency translation adjustment	(22)	47
Total other comprehensive income	(22)	47
Comprehensive loss	$ (5,801)	$ (4,234)